Schedule of Carrying Values and Estimated Values of Financial Instruments (Details)	Jul. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CAD ($)	Aug. 01, 2019 USD ($)	Aug. 01, 2019 CAD ($)	Jul. 29, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Cash	$ 57,268,685		$ 21,249	$ 26,104	$ 157,034	$ 192,916	$ 763,897
Amounts receivable	12,574		22,515	27,660	2,816	3,459
Investments	2		2	2	2	2
Accounts payable and accrued liabilities	556,795		3,714,012	4,562,856	810,795	996,172
Short term loans			249,799	306,878	322,526	396,224
Government grants	25,986		155,940	$ 191,572
Warrant liability	199,458	$ 8,879,162
At fair value [member]
IfrsStatementLineItems [Line Items]
Cash	57,268,685		21,249		157,034
Amounts receivable	12,574		22,515		2,816
Investments	2		2		2
Accounts payable and accrued liabilities	556,795		3,714,012		810,795
Short term loans			249,799		322,526
Government grants	25,986		155,940
Warrant liability	$ 199,458